Income Tax - Schedule of Major Components of Income Tax Expense (Details) - EUR (€) € in Thousands	2 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of income tax [abstract]
Current income taxes		€ (4,149)	€ 26,554	€ 50,849	€ 66,336
Deferred income taxes		7,577	(5,860)	27,781	(2,923)
Income tax expense	€ 6,178	€ 3,428	€ 20,694	€ 78,630	€ 63,413